UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22083

Fidelity Central Investment Portfolios II LLC
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2015

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Inflation-Protected Bond Index Central Fund

June 30, 2015

1.938137.103

IPB-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation-Protected Obligations - 99.7%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25	$ 15,286,959	$ 17,959,697
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/17	26,090,168	26,436,930
0.125% 4/15/18	28,935,193	29,371,725
0.125% 4/15/19	28,659,167	29,004,190
0.125% 4/15/20	10,351,841	10,430,372
0.125% 1/15/22	23,017,562	22,802,040
0.125% 7/15/22	23,755,349	23,562,586
0.125% 1/15/23	23,914,975	23,479,912
0.125% 7/15/24	23,339,000	22,656,575
0.25% 1/15/25	23,339,000	22,837,031
0.375% 7/15/23	23,721,178	23,786,244
0.625% 7/15/21	20,859,781	21,521,624
0.625% 1/15/24	23,598,041	23,974,332
1.125% 1/15/21	19,697,735	20,827,470
1.25% 7/15/20	17,172,724	18,364,236
1.375% 7/15/18	8,741,313	9,263,837
1.375% 1/15/20	11,190,659	11,958,379
1.625% 1/15/18	8,862,166	9,359,309
1.875% 7/15/19	9,240,446	10,070,638
2.125% 1/15/19	8,132,760	8,846,352
2.375% 1/15/17	9,751,888	10,226,595
2.5% 7/15/16	11,248,148	11,663,881
2.625% 7/15/17	8,392,896	9,001,405
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $422,975,533)	417,405,360
NET OTHER ASSETS (LIABILITIES) - 0.3%	1,145,240
NET ASSETS - 100%	$ 418,550,600
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $423,192,751. Net unrealized depreciation aggregated $5,787,391, of which $434,145 related to appreciated investment securities and $6,221,536 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Investment Grade Bond
Central Fund

June 30, 2015

1.816017.111

TP1-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 47.6%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.9%
Automobiles - 1.8%
General Motors Co.:
3.5% 10/2/18	$ 6,330,000	$ 6,535,788
6.25% 10/2/43	1,080,000	1,202,541
General Motors Financial Co., Inc.:
2.4% 4/10/18	23,501,000	23,547,649
2.625% 7/10/17	2,000,000	2,021,452
3% 9/25/17	4,633,000	4,728,685
3.15% 1/15/20	10,728,000	10,769,571
3.25% 5/15/18	3,325,000	3,403,051
3.5% 7/10/19	7,458,000	7,615,983
4.25% 5/15/23	3,750,000	3,789,720
4.375% 9/25/21	36,356,000	37,673,251
4.75% 8/15/17	3,460,000	3,652,276
Volkswagen Group of America Finance LLC 2.4% 5/22/20 (b)	37,000,000	36,761,128
		141,701,095
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	4,475,000	4,633,469
Media - 1.1%
21st Century Fox America, Inc. 7.75% 12/1/45	3,776,000	5,124,470
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	5,356,000	6,041,407
Discovery Communications LLC 3.25% 4/1/23	821,000	789,326
Time Warner Cable, Inc.:
4% 9/1/21	17,166,000	17,605,158
4.5% 9/15/42	1,566,000	1,283,163
5.5% 9/1/41	1,120,000	1,041,327
5.85% 5/1/17	2,001,000	2,136,512
6.55% 5/1/37	2,570,000	2,668,079
7.3% 7/1/38	4,675,000	5,252,891
8.25% 4/1/19	13,760,000	16,172,651
Time Warner, Inc.:
4.9% 6/15/42	5,000,000	4,903,170
6.2% 3/15/40	7,609,000	8,617,223
Viacom, Inc. 4.25% 9/1/23	15,137,000	15,237,616
		86,872,993
TOTAL CONSUMER DISCRETIONARY		233,207,557
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - 1.4%
Food & Staples Retailing - 0.1%
Walgreens Boots Alliance, Inc.:
1.75% 11/17/17	$ 1,887,000	$ 1,894,069
2.7% 11/18/19	4,256,000	4,258,320
3.3% 11/18/21	5,048,000	5,007,379
		11,159,768
Food Products - 0.1%
ConAgra Foods, Inc. 1.9% 1/25/18	2,063,000	2,031,321
The J.M. Smucker Co. 1.75% 3/15/18 (b)	5,162,000	5,155,919
		7,187,240
Tobacco - 1.2%
Altria Group, Inc.:
4% 1/31/24	4,065,000	4,122,288
5.375% 1/31/44	6,961,000	7,369,875
9.25% 8/6/19	1,502,000	1,886,109
Reynolds American, Inc.:
2.3% 6/12/18	3,555,000	3,581,702
3.25% 6/12/20	2,939,000	2,974,274
3.25% 11/1/22	9,074,000	8,729,052
4% 6/12/22	5,439,000	5,549,428
4.45% 6/12/25	11,975,000	12,182,335
5.7% 8/15/35	2,047,000	2,116,569
5.85% 8/15/45	15,703,000	16,509,977
6.15% 9/15/43	7,130,000	7,632,387
6.75% 6/15/17	6,895,000	7,533,408
7.25% 6/15/37	9,291,000	11,111,321
		91,298,725
TOTAL CONSUMER STAPLES		109,645,733
ENERGY - 7.4%
Energy Equipment & Services - 0.3%
DCP Midstream LLC:
4.75% 9/30/21 (b)	5,140,000	5,073,540
5.35% 3/15/20 (b)	4,099,000	4,210,304
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	3,309,000	3,497,845
Noble Holding International Ltd.:
4% 3/16/18	569,000	582,272
5.95% 4/1/25	3,629,000	3,573,182
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Energy Equipment & Services - continued
Noble Holding International Ltd.: - continued
6.95% 4/1/45	$ 3,503,000	$ 3,217,302
Transocean, Inc. 5.55% 12/15/16	3,323,000	3,451,667
		23,606,112
Oil, Gas & Consumable Fuels - 7.1%
BP Capital Markets PLC:
1.674% 2/13/18	40,543,000	40,665,683
2.315% 2/13/20	27,304,000	27,183,944
4.5% 10/1/20	3,295,000	3,600,987
Cenovus Energy, Inc. 5.7% 10/15/19	6,118,000	6,828,857
Columbia Pipeline Group, Inc.:
2.45% 6/1/18 (b)	1,496,000	1,506,785
3.3% 6/1/20 (b)	7,369,000	7,391,328
4.5% 6/1/25 (b)	2,235,000	2,201,466
DCP Midstream Operating LP:
2.5% 12/1/17	2,739,000	2,650,607
2.7% 4/1/19	6,241,000	5,875,558
3.875% 3/15/23	9,216,000	8,504,350
5.6% 4/1/44	9,458,000	8,409,155
Empresa Nacional de Petroleo 4.375% 10/30/24 (b)	6,280,000	6,277,293
Enable Midstream Partners LP:
2.4% 5/15/19 (b)	2,382,000	2,300,100
3.9% 5/15/24 (b)	2,513,000	2,330,546
Enbridge Energy Partners LP 4.2% 9/15/21	791,000	808,263
Enterprise Products Operating LP:
1.65% 5/7/18	3,253,000	3,248,068
2.55% 10/15/19	1,568,000	1,566,313
3.7% 2/15/26	8,000,000	7,773,720
Kinder Morgan Energy Partners LP 2.65% 2/1/19	3,038,000	3,010,704
Kinder Morgan, Inc. 3.05% 12/1/19	5,248,000	5,237,987
Marathon Petroleum Corp. 5.125% 3/1/21	2,718,000	2,981,986
Motiva Enterprises LLC 5.75% 1/15/20 (b)	1,694,000	1,861,130
MPLX LP 4% 2/15/25	1,128,000	1,098,918
Nakilat, Inc. 6.067% 12/31/33 (b)	2,653,000	3,060,899
Petro-Canada 6.05% 5/15/18	1,960,000	2,175,669
Petrobras Global Finance BV:
1.896% 5/20/16 (f)	6,209,000	6,117,045
3.25% 3/17/17	12,368,000	12,196,208
4.375% 5/20/23	45,164,000	39,347,328
4.875% 3/17/20	22,800,000	21,679,152
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrobras Global Finance BV: - continued
5.625% 5/20/43	$ 20,715,000	$ 16,010,624
6.25% 3/17/24	1,950,000	1,882,667
7.25% 3/17/44	22,238,000	20,644,870
Petrobras International Finance Co. Ltd.:
3.5% 2/6/17	10,000,000	9,892,300
5.375% 1/27/21	20,882,000	20,084,308
5.875% 3/1/18	3,290,000	3,355,800
6.125% 10/6/16	31,000,000	31,852,500
Petroleos Mexicanos:
3.5% 7/23/20 (b)	69,400,000	70,162,012
4.5% 1/23/26 (b)	11,975,000	11,704,365
4.875% 1/18/24	5,463,000	5,599,575
5.5% 6/27/44	14,941,000	13,745,720
5.625% 1/23/46 (b)	10,000,000	9,337,000
6.375% 1/23/45	21,014,000	21,565,618
6.5% 6/2/41	22,489,000	23,388,560
Phillips 66 Partners LP 2.646% 2/15/20	617,000	606,447
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	2,271,000	2,283,808
Shell International Finance BV 4.375% 5/11/45	7,900,000	7,767,801
Southwestern Energy Co.:
3.3% 1/23/18	2,921,000	2,993,958
4.05% 1/23/20	5,300,000	5,442,427
Spectra Energy Capital, LLC 3.3% 3/15/23	5,000,000	4,579,515
Spectra Energy Partners, LP 2.95% 9/25/18	1,225,000	1,252,133
The Williams Companies, Inc.:
3.7% 1/15/23	2,215,000	2,059,899
4.55% 6/24/24	24,070,000	23,293,887
Western Gas Partners LP:
2.6% 8/15/18	6,735,000	6,786,873
5.375% 6/1/21	7,378,000	7,956,199
Williams Partners LP:
4.125% 11/15/20	1,086,000	1,125,412
4.3% 3/4/24	5,461,000	5,363,734
		568,628,061
TOTAL ENERGY		592,234,173
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - 26.6%
Banks - 14.0%
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (b)	$ 7,090,000	$ 7,143,175
4% 4/14/19 (b)	7,945,000	8,024,450
5.5% 7/12/20 (b)	32,172,000	33,458,880
5.75% 9/26/23 (b)	6,488,000	6,622,302
Bank of America Corp.:
1.95% 5/12/18	13,193,000	13,183,884
2.25% 4/21/20	47,505,000	46,599,175
3.875% 3/22/17	2,890,000	3,004,276
3.95% 4/21/25	10,000,000	9,644,310
4.25% 10/22/26	7,558,000	7,362,051
5.65% 5/1/18	3,780,000	4,150,311
5.75% 12/1/17	11,300,000	12,307,779
5.875% 1/5/21	3,255,000	3,720,673
Bank of America NA:
1.65% 3/26/18	10,647,000	10,625,844
5.3% 3/15/17	3,196,000	3,384,653
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.7% 3/5/18 (b)	29,838,000	29,756,841
2.3% 3/5/20 (b)	28,390,000	28,244,643
Barclays PLC:
2% 3/16/18	37,681,000	37,598,366
2.75% 11/8/19	6,297,000	6,251,636
Capital One NA:
1.65% 2/5/18	34,374,000	34,158,647
2.95% 7/23/21	10,312,000	10,128,684
Citigroup, Inc.:
1.7% 4/27/18	23,504,000	23,340,953
1.8% 2/5/18	148,000,000	147,573,760
1.85% 11/24/17	14,763,000	14,796,320
2.4% 2/18/20	26,000,000	25,711,946
3.875% 3/26/25	15,450,000	14,777,322
4.05% 7/30/22	2,408,000	2,462,890
4.3% 11/20/26	17,000,000	16,595,094
5.5% 9/13/25	2,779,000	2,999,077
6.125% 5/15/18	3,790,000	4,227,195
Citizens Financial Group, Inc. 4.15% 9/28/22 (b)	5,925,000	6,043,293
Credit Suisse AG 6% 2/15/18	13,023,000	14,286,192
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20 (b)	7,788,000	7,688,726
3.75% 3/26/25 (b)	7,780,000	7,478,229
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Discover Bank:
4.2% 8/8/23	$ 9,938,000	$ 10,046,235
7% 4/15/20	5,075,000	5,901,707
8.7% 11/18/19	1,160,000	1,409,900
Fifth Third Bancorp:
4.5% 6/1/18	2,119,000	2,243,337
8.25% 3/1/38	1,976,000	2,838,200
HBOS PLC 6.75% 5/21/18 (b)	3,118,000	3,455,380
HSBC Holdings PLC:
4.25% 3/14/24	3,929,000	3,962,821
5.25% 3/14/44	2,847,000	2,942,747
Huntington Bancshares, Inc. 7% 12/15/20	1,211,000	1,441,143
Huntington National Bank:
1.7% 2/26/18	41,948,000	41,674,163
2% 6/30/18	8,000,000	7,998,904
2.4% 4/1/20	56,000,000	55,325,984
ING Bank NV 5.8% 9/25/23 (b)	3,538,000	3,858,345
Intesa Sanpaolo SpA 5.017% 6/26/24 (b)	2,027,000	1,966,674
JPMorgan Chase & Co.:
2.75% 6/23/20	37,480,000	37,451,703
3.875% 9/10/24	37,553,000	36,810,840
4.125% 12/15/26	50,863,000	49,927,121
KeyBank NA 6.95% 2/1/28	850,000	1,083,128
Marshall & Ilsley Bank 5% 1/17/17	6,030,000	6,326,815
Mizuho Bank Ltd. 1.8% 3/26/18 (b)	34,395,000	34,387,639
MUFG Americas Holdings Corp.:
1.625% 2/9/18	2,202,000	2,192,567
2.25% 2/10/20	7,416,000	7,321,224
PNC Bank NA:
1.6% 6/1/18	3,650,000	3,642,288
2.3% 6/1/20	3,650,000	3,623,767
Regions Bank:
6.45% 6/26/37	7,667,000	9,062,701
7.5% 5/15/18	18,822,000	21,593,803
Regions Financial Corp. 2% 5/15/18	6,384,000	6,376,397
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	38,718,000	38,619,192
6% 12/19/23	41,227,000	43,601,840
6.1% 6/10/23	22,609,000	24,010,125
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Royal Bank of Scotland Group PLC: - continued
6.125% 12/15/22	$ 11,163,000	$ 12,006,499
The Toronto Dominion Bank 1.625% 3/13/18	32,815,000	32,974,415
		1,119,429,181
Capital Markets - 4.9%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	8,458,000	8,178,082
4.25% 2/15/24	2,828,000	2,910,043
Deutsche Bank AG 4.5% 4/1/25	12,883,000	12,265,801
Deutsche Bank AG London Branch 1.875% 2/13/18	40,527,000	40,383,818
Goldman Sachs Group, Inc.:
1.748% 9/15/17	21,851,000	21,816,934
2.55% 10/23/19	75,150,000	75,266,332
2.625% 1/31/19	17,288,000	17,552,714
2.9% 7/19/18	10,067,000	10,316,178
5.25% 7/27/21	5,219,000	5,789,849
5.75% 1/24/22	5,977,000	6,791,546
5.95% 1/18/18	4,700,000	5,164,332
6.75% 10/1/37	18,359,000	21,498,609
Lazard Group LLC:
4.25% 11/14/20	5,574,000	5,855,337
6.85% 6/15/17	640,000	699,049
Morgan Stanley:
1.875% 1/5/18	7,500,000	7,516,470
2.125% 4/25/18	8,669,000	8,723,147
2.375% 7/23/19	15,182,000	15,070,959
2.65% 1/27/20	24,824,000	24,758,986
4.875% 11/1/22	27,262,000	28,965,030
5% 11/24/25	15,331,000	16,024,820
5.75% 1/25/21	13,341,000	15,134,204
6.625% 4/1/18	7,000,000	7,850,647
7.3% 5/13/19	3,747,000	4,405,303
Peachtree Corners Funding Trust 3.976% 2/15/25 (b)	8,000,000	7,921,488
UBS AG Stamford Branch:
1.375% 6/1/17	5,990,000	5,975,109
1.8% 3/26/18	11,503,000	11,480,178
2.35% 3/26/20	3,650,000	3,614,237
		391,929,202
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - 1.3%
Discover Financial Services:
3.85% 11/21/22	$ 4,015,000	$ 3,981,688
3.95% 11/6/24	5,006,000	4,857,097
5.2% 4/27/22	3,503,000	3,721,289
Ford Motor Credit Co. LLC:
1.461% 3/27/17	46,665,000	46,434,382
2.24% 6/15/18	9,072,000	9,073,306
Hyundai Capital America:
1.625% 10/2/15 (b)	1,922,000	1,924,331
1.875% 8/9/16 (b)	1,801,000	1,811,584
2% 3/19/18 (b)	10,511,000	10,509,581
2.125% 10/2/17 (b)	7,543,000	7,616,854
Synchrony Financial:
1.875% 8/15/17	1,832,000	1,830,943
3% 8/15/19	2,690,000	2,707,143
3.75% 8/15/21	4,062,000	4,088,659
4.25% 8/15/24	4,089,000	4,100,879
		102,657,736
Insurance - 2.0%
AFLAC, Inc. 2.4% 3/16/20	26,577,000	26,751,770
American International Group, Inc.:
2.3% 7/16/19	20,041,000	19,990,196
5.6% 10/18/16	5,848,000	6,169,921
Aon Corp. 5% 9/30/20	1,574,000	1,734,938
Aon PLC 4% 11/27/23	13,880,000	14,264,656
Five Corners Funding Trust 4.419% 11/15/23 (b)	7,020,000	7,241,846
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(f)	11,559,000	11,790,180
Liberty Mutual Group, Inc.:
5% 6/1/21 (b)	5,457,000	5,948,998
6.5% 3/15/35 (b)	4,626,000	5,394,642
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,958,000	3,266,460
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (b)	8,824,000	7,802,772
Pacific Life Insurance Co. 9.25% 6/15/39 (b)	4,111,000	6,122,003
Pacific LifeCorp:
5.125% 1/30/43 (b)	7,253,000	7,282,781
6% 2/10/20 (b)	363,000	409,787
Prudential Financial, Inc.:
4.75% 9/17/15	6,617,000	6,668,196
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc.: - continued
7.375% 6/15/19	$ 1,370,000	$ 1,623,246
Symetra Financial Corp. 6.125% 4/1/16 (b)	3,545,000	3,650,315
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)	9,676,000	9,831,251
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (b)	2,167,000	2,181,296
4.125% 11/1/24 (b)	3,142,000	3,159,900
Unum Group 5.625% 9/15/20	3,364,000	3,781,987
		155,067,141
Real Estate Investment Trusts - 2.5%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,599,000	1,580,444
4.6% 4/1/22	1,545,000	1,626,131
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,612,000	1,580,959
American Tower Corp. 2.8% 6/1/20	14,800,000	14,581,330
AvalonBay Communities, Inc. 3.625% 10/1/20	3,128,000	3,256,057
Camden Property Trust:
2.95% 12/15/22	2,214,000	2,106,758
4.25% 1/15/24	5,830,000	5,989,759
Corporate Office Properties LP 5% 7/1/25	3,811,000	3,813,801
DDR Corp.:
3.5% 1/15/21	21,013,000	21,289,279
3.625% 2/1/25	3,555,000	3,408,641
4.625% 7/15/22	3,879,000	4,068,613
4.75% 4/15/18	4,014,000	4,280,718
7.5% 4/1/17	2,084,000	2,284,074
9.625% 3/15/16	5,150,000	5,432,828
Duke Realty LP:
4.375% 6/15/22	13,137,000	13,714,305
5.5% 3/1/16	3,680,000	3,776,832
5.95% 2/15/17	136,000	145,671
6.5% 1/15/18	4,735,000	5,287,788
Equity One, Inc.:
3.75% 11/15/22	7,500,000	7,407,030
6% 9/15/17	3,170,000	3,442,867
6.25% 1/15/17	2,488,000	2,651,748
ERP Operating LP:
2.375% 7/1/19	4,920,000	4,937,161
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
ERP Operating LP: - continued
4.75% 7/15/20	$ 3,181,000	$ 3,501,190
Federal Realty Investment Trust 5.9% 4/1/20	1,116,000	1,277,168
Government Properties Income Trust 3.75% 8/15/19	7,823,000	8,041,144
Health Care REIT, Inc.:
2.25% 3/15/18	2,380,000	2,396,439
4.7% 9/15/17	946,000	1,006,272
Highwoods/Forsyth LP 3.2% 6/15/21	4,698,000	4,670,146
HRPT Properties Trust 6.65% 1/15/18	2,850,000	3,079,890
Lexington Corporate Properties Trust 4.4% 6/15/24	2,739,000	2,747,173
Omega Healthcare Investors, Inc.:
4.5% 1/15/25 (b)	2,500,000	2,456,168
4.5% 4/1/27 (b)	26,195,000	25,084,515
4.95% 4/1/24	2,418,000	2,469,970
Retail Opportunity Investments Partnership LP:
4% 12/15/24	1,683,000	1,662,740
5% 12/15/23	1,288,000	1,349,690
Weingarten Realty Investors 3.375% 10/15/22	1,137,000	1,104,028
WP Carey, Inc.:
4% 2/1/25	8,901,000	8,510,762
4.6% 4/1/24	14,578,000	14,617,973
		200,638,062
Real Estate Management & Development - 1.9%
BioMed Realty LP:
2.625% 5/1/19	4,111,000	4,090,716
3.85% 4/15/16	7,386,000	7,524,377
4.25% 7/15/22	2,470,000	2,499,035
6.125% 4/15/20	1,499,000	1,695,197
Brandywine Operating Partnership LP:
3.95% 2/15/23	5,894,000	5,840,253
4.1% 10/1/24	7,694,000	7,577,090
4.55% 10/1/29	7,694,000	7,653,345
4.95% 4/15/18	4,871,000	5,189,554
5.7% 5/1/17	2,297,000	2,447,927
Digital Realty Trust LP 3.95% 7/1/22	5,362,000	5,344,756
Essex Portfolio LP 3.875% 5/1/24	5,285,000	5,340,577
Healthcare Trust of America Holdings LP 3.375% 7/15/21	11,576,000	11,507,702
Liberty Property LP:
3.375% 6/15/23	3,033,000	2,926,044
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Liberty Property LP: - continued
4.125% 6/15/22	$ 2,690,000	$ 2,736,459
4.75% 10/1/20	4,767,000	5,132,224
5.5% 12/15/16	3,166,000	3,340,751
6.625% 10/1/17	3,452,000	3,806,127
Mack-Cali Realty LP:
2.5% 12/15/17	4,124,000	4,139,040
3.15% 5/15/23	10,776,000	9,521,760
4.5% 4/18/22	11,607,000	11,462,911
Mid-America Apartments LP:
4.3% 10/15/23	1,390,000	1,438,606
5.5% 10/1/15	16,890,000	17,069,591
Post Apartment Homes LP 3.375% 12/1/22	1,090,000	1,051,415
Reckson Operating Partnership LP 6% 3/31/16	1,240,000	1,280,671
Regency Centers LP 5.25% 8/1/15	1,981,000	1,987,387
Tanger Properties LP:
3.75% 12/1/24	5,090,000	5,022,201
3.875% 12/1/23	3,062,000	3,088,609
6.125% 6/1/20	4,142,000	4,725,939
Ventas Realty LP:
3.5% 2/1/25	2,171,000	2,076,933
4.375% 2/1/45	1,297,000	1,150,216
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19	2,187,000	2,309,374
		150,976,787
TOTAL FINANCIALS		2,106,932,632
HEALTH CARE - 2.9%
Health Care Equipment & Supplies - 0.6%
Becton, Dickinson & Co. 2.675% 12/15/19	2,238,000	2,236,001
Boston Scientific Corp. 3.375% 5/15/22	12,000,000	11,738,028
Zimmer Biomet Holdings, Inc.:
1.45% 4/1/17	14,363,000	14,365,916
2% 4/1/18	14,795,000	14,792,929
		43,132,874
Health Care Providers & Services - 0.9%
Cardinal Health, Inc. 1.95% 6/15/18	2,331,000	2,333,671
Express Scripts Holding Co. 4.75% 11/15/21	6,771,000	7,339,310
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
HCA Holdings, Inc.:
3.75% 3/15/19	$ 11,294,000	$ 11,378,705
4.25% 10/15/19	4,510,000	4,617,113
4.75% 5/1/23	360,000	364,500
5.875% 3/15/22	430,000	467,625
6.5% 2/15/20	38,271,000	42,767,843
Medco Health Solutions, Inc. 4.125% 9/15/20	3,053,000	3,240,164
		72,508,931
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 4.15% 2/1/24	1,911,000	1,944,637
Pharmaceuticals - 1.4%
AbbVie, Inc.:
1.75% 11/6/17	5,901,000	5,918,101
1.8% 5/14/18	20,392,000	20,315,856
3.6% 5/14/25	7,825,000	7,722,180
Actavis Funding SCS:
1.85% 3/1/17	27,030,000	27,158,501
2.35% 3/12/18	18,940,000	19,040,590
3% 3/12/20	6,503,000	6,520,636
3.45% 3/15/22	11,300,000	11,182,616
3.8% 3/15/25	8,159,000	8,002,625
Perrigo Finance PLC 3.5% 12/15/21	1,819,000	1,820,934
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	1,998,000	2,000,046
Zoetis, Inc. 3.25% 2/1/23	2,189,000	2,118,061
		111,800,146
TOTAL HEALTH CARE		229,386,588
INDUSTRIALS - 0.5%
Airlines - 0.1%
Continental Airlines, Inc.:
6.545% 8/2/20	557,714	611,031
6.648% 3/15/19	579,392	597,817
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,099,529	1,140,762
8.36% 1/20/19	5,047,058	5,444,514
		7,794,124
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
2.125% 1/15/18	$ 3,898,000	$ 3,859,020
3.75% 2/1/22	7,687,000	7,675,462
3.875% 4/1/21	7,380,000	7,453,800
4.25% 9/15/24	6,449,000	6,400,633
4.75% 3/1/20	6,486,000	6,891,375
		32,280,290
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (f)	2,756,000	3,148,565
TOTAL INDUSTRIALS		43,222,979
INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
2.375% 12/17/18	1,423,000	1,438,208
6.55% 10/1/17	2,336,000	2,591,551
		4,029,759
IT Services - 0.0%
Xerox Corp. 6.4% 3/15/16	2,814,000	2,918,565
Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc. 4.375% 5/13/45	7,900,000	7,767,801
TOTAL INFORMATION TECHNOLOGY		14,716,125
MATERIALS - 0.5%
Chemicals - 0.1%
The Dow Chemical Co.:
4.125% 11/15/21	4,751,000	4,978,046
4.25% 11/15/20	2,576,000	2,745,217
		7,723,263
Metals & Mining - 0.4%
Anglo American Capital PLC 4.125% 9/27/22 (b)	2,677,000	2,597,766
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (b)	5,096,000	5,241,756
4.5% 8/13/23 (b)	2,595,000	2,733,264
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Metals & Mining - continued
Corporacion Nacional del Cobre de Chile (Codelco): - continued
4.5% 8/13/23 (Reg. S)	$ 20,000,000	$ 21,065,620
4.875% 11/4/44 (b)	2,888,000	2,758,462
		34,396,868
TOTAL MATERIALS		42,120,131
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.8%
AT&T, Inc. 2.45% 6/30/20	5,357,000	5,246,512
BellSouth Capital Funding Corp. 7.875% 2/15/30	255,000	318,179
CenturyLink, Inc.:
5.15% 6/15/17	445,000	461,688
6% 4/1/17	1,112,000	1,159,260
6.15% 9/15/19	3,031,000	3,190,128
Embarq Corp.:
7.082% 6/1/16	3,986,000	4,144,866
7.995% 6/1/36	49,549,000	54,934,976
Verizon Communications, Inc.:
3.45% 3/15/21	20,069,000	20,436,243
4.5% 9/15/20	76,740,000	82,706,688
6.1% 4/15/18	16,292,000	18,130,357
6.55% 9/15/43	28,078,000	32,828,629
		223,557,526
UTILITIES - 2.4%
Electric Utilities - 1.7%
American Transmission Systems, Inc. 5% 9/1/44 (b)	2,832,000	2,867,802
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (b)	3,561,000	4,075,760
6.4% 9/15/20 (b)	11,762,000	13,615,691
Edison International 3.75% 9/15/17	2,719,000	2,852,487
Entergy Corp. 4% 7/15/22	8,000,000	8,052,448
Exelon Corp.:
1.55% 6/9/17	1,574,000	1,575,853
3.95% 6/15/25	7,417,000	7,449,486
FirstEnergy Corp.:
2.75% 3/15/18	16,743,000	16,981,571
4.25% 3/15/23	28,183,000	28,324,986
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Corp.: - continued
7.375% 11/15/31	$ 10,199,000	$ 12,396,986
FirstEnergy Solutions Corp. 6.05% 8/15/21	12,455,000	13,631,512
IPALCO Enterprises, Inc. 3.45% 7/15/20 (b)	13,000,000	12,935,000
LG&E and KU Energy LLC:
2.125% 11/15/15	3,110,000	3,121,501
3.75% 11/15/20	612,000	638,878
Pennsylvania Electric Co. 6.05% 9/1/17	4,760,000	5,194,640
TECO Finance, Inc. 5.15% 3/15/20	1,651,000	1,838,747
		135,553,348
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (b)	2,735,000	2,912,532
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,578,000	1,627,631
		4,540,163
Multi-Utilities - 0.7%
Dominion Resources, Inc.:
2.5818% 9/30/66 (f)	21,923,000	19,690,274
7.5% 6/30/66 (f)	5,100,000	4,819,500
NiSource Finance Corp. 5.45% 9/15/20	6,486,000	7,297,483
Puget Energy, Inc.:
6% 9/1/21	8,731,000	9,995,380
6.5% 12/15/20	2,803,000	3,278,341
Sempra Energy 2.3% 4/1/17	5,425,000	5,504,064
Wisconsin Energy Corp. 6.25% 5/15/67 (f)	3,850,000	3,580,500
		54,165,542
TOTAL UTILITIES		194,259,053
TOTAL NONCONVERTIBLE BONDS (Cost $3,780,679,034)		3,803,047,974
U.S. Government and Government Agency Obligations - 17.4%

U.S. Treasury Inflation-Protected Obligations - 3.6%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	141,862,662	128,609,545
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Inflation-Protected Obligations - continued
U.S. Treasury Inflation-Indexed Bonds: - continued
1.375% 2/15/44	$ 63,753,932	$ 67,559,591
U.S. Treasury Inflation-Indexed Notes 0.25% 1/15/25	88,427,000	86,525,134
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		282,694,270
U.S. Treasury Obligations - 13.8%
U.S. Treasury Bonds 3% 5/15/45	128,893,000	125,710,890
U.S. Treasury Notes:
0.5% 4/30/17	86,758,000	86,581,795
0.625% 5/31/17	516,581,000	516,298,405
1.125% 6/15/18	95,344,000	95,649,387
1.5% 7/31/16	41,016,000	41,509,464
2% 2/15/25 (d)(e)	79,689,000	77,310,761
2.125% 5/15/25	162,249,000	159,041,986
TOTAL U.S. TREASURY OBLIGATIONS		1,102,102,688
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,409,891,361)		1,384,796,958
U.S. Government Agency - Mortgage Securities - 22.0%

Fannie Mae - 14.6%
1.688% 5/1/34 (f)	1,038,649	1,073,986
1.773% 9/1/33 (f)	488,908	509,686
1.91% 12/1/34 (f)	93,049	97,152
1.91% 3/1/35 (f)	52,746	55,085
2.052% 6/1/36 (f)	139,422	149,069
2.132% 5/1/33 (f)	15,781	16,706
2.184% 7/1/35 (f)	468,147	500,574
2.289% 11/1/36 (f)	1,125,907	1,199,160
2.321% 7/1/35 (f)	122,313	130,018
2.377% 8/1/36 (f)	1,912,138	2,051,078
2.409% 7/1/37 (f)	186,370	199,854
2.421% 10/1/33 (f)	65,486	70,244
2.457% 5/1/36 (f)	348,498	372,972
2.458% 3/1/35 (f)	46,171	49,526
2.5% 5/1/27 to 8/1/43	77,438,772	77,842,716
2.502% 3/1/36 (f)	360,203	386,264
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
2.607% 5/1/35 (f)	$ 187,415	$ 201,033
2.838% 3/1/36 (f)	610,176	654,513
3% 9/1/42 to 10/1/43	95,431,157	95,175,095
3% 7/1/45 (c)	33,100,000	32,903,469
3% 7/1/45 (c)	177,000,000	175,949,063
3% 7/1/45 (c)	83,400,000	82,904,813
3.5% 9/1/20 to 7/1/44	69,150,524	71,590,738
3.5% 7/1/45 (c)	53,500,000	55,042,303
3.5% 7/1/45 (c)	51,000,000	52,470,233
3.5% 7/1/45 (c)	62,000,000	63,787,342
4% 8/1/40 to 4/1/45	125,103,084	132,992,458
4% 7/1/45 (c)	35,200,000	37,246,000
4% 7/1/45 (c)	15,800,000	16,718,375
4% 7/1/45 (c)	21,000,000	22,220,625
4% 7/1/45 (c)	57,100,000	60,418,938
4.5% 8/1/39 to 4/1/45	82,132,539	89,088,831
4.5% 7/1/45 (c)	6,500,000	7,021,524
5% 10/1/21 to 10/1/41	17,754,507	19,571,039
5.5% 10/1/17 to 9/1/41	25,080,843	28,271,537
6% 7/1/19 to 1/1/42	30,569,823	34,971,433
6.5% 6/1/16 to 11/1/16	17,184	17,626
7% 12/1/15 to 6/1/32	1,425,547	1,642,012
7.5% 2/1/22 to 11/1/31	1,075,460	1,272,046
8% 6/1/29	655	794
TOTAL FANNIE MAE		1,166,835,930
Freddie Mac - 3.4%
2.03% 4/1/35 (f)	956,635	1,003,738
2.373% 1/1/35 (f)	56,593	60,705
2.378% 5/1/35 (f)	369,273	393,555
3% 11/1/42 to 11/1/44	9,395,245	9,360,976
3.072% 10/1/35 (f)	149,405	158,408
3.5% 4/1/42 to 6/1/45	96,395,546	99,326,095
4% 6/1/24 to 7/1/44	49,875,139	53,019,304
4.5% 7/1/25 to 10/1/41	35,217,610	38,302,093
5% 4/1/38 to 7/1/41	20,953,504	23,441,947
5.5% 8/1/23 to 6/1/41	35,327,360	39,510,825
6% 7/1/37 to 8/1/37	1,062,736	1,209,974
6.5% 9/1/39	1,854,315	2,127,816
7.5% 11/1/16 to 6/1/32	504,766	593,576
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
8% 7/1/25 to 10/1/27	$ 24,563	$ 29,245
8.5% 2/1/19 to 5/1/22	1,775	2,032
TOTAL FREDDIE MAC		268,540,289
Ginnie Mae - 4.0%
3% 2/20/43 to 6/20/45	46,248,192	46,676,697
3.5% 1/15/41 to 4/20/45	67,151,342	69,764,361
3.5% 7/1/45 (c)	3,200,000	3,315,250
3.5% 7/1/45 (c)	3,800,000	3,936,859
4% 8/20/40 to 12/20/44	76,615,892	81,534,472
4% 7/1/45 (c)	21,300,000	22,546,382
4% 7/1/45 (c)	10,300,000	10,902,711
4.5% 5/15/39 to 5/20/41	56,254,629	61,252,978
5% 3/15/39 to 9/15/41	9,203,866	10,339,753
5.5% 11/20/33 to 12/15/38	6,642,395	7,541,758
7% 6/15/24 to 9/15/32	2,826,574	3,320,811
7.5% 3/15/22 to 8/15/28	632,416	733,495
8% 4/15/24 to 12/15/25	61,225	71,408
8.5% 8/15/29 to 11/15/31	97,835	119,411
TOTAL GINNIE MAE		322,056,346
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,752,085,077)		1,757,432,565
Asset-Backed Securities - 1.8%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.8898% 4/25/35 (f)	431,966	390,018
Airspeed Ltd. Series 2007-1A Class C1, 2.6855% 6/15/32 (b)(f)	3,813,782	1,697,133
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2348% 12/25/33 (f)	32,440	30,158
Series 2004-R2 Class M3, 1.0098% 4/25/34 (f)	58,421	43,647
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9648% 3/25/34 (f)	31,145	29,150
Series 2006-W4 Class A2C, 0.3448% 5/25/36 (f)	756,270	273,888
Capital Auto Receivables Asset Trust Series 2014-2 Class D, 2.81% 8/20/19	3,022,000	3,046,572
Asset-Backed Securities - continued
	Principal Amount	Value
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.327% 12/25/36 (f)	$ 1,172,000	$ 785,922
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.437% 3/25/32 (MGIC Investment Corp. Insured) (f)	16,339	14,596
Series 2004-3 Class M4, 1.642% 4/25/34 (f)	46,345	41,159
Series 2004-4 Class M2, 0.982% 6/25/34 (f)	70,815	64,511
Series 2004-7 Class AF5, 5.868% 1/25/35	2,064,136	2,152,964
Fannie Mae Series 2004-T5 Class AB3, 0.9809% 5/28/35 (f)	25,289	23,446
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3598% 8/25/34 (f)	189,000	176,764
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.012% 3/25/34 (f)	5,666	5,246
Ford Credit Floorplan Master Owner Trust Series 2015-1 Class B, 1.62% 1/15/20	8,969,000	8,954,210
Fremont Home Loan Trust Series 2005-A Class M4, 1.207% 1/25/35 (f)	225,345	147,258
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.662% 2/25/47 (b)(f)	785,626	743,585
Grain Spectrum Funding II LLC Series 2014-1 3.29% 10/10/34 (b)	6,620,368	6,554,164
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.507% 8/25/33 (f)	603,471	574,136
Series 2003-3 Class M1, 1.477% 8/25/33 (f)	302,561	293,010
Series 2003-5 Class A2, 0.887% 12/25/33 (f)	21,396	20,484
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.377% 1/25/37 (f)	805,000	532,583
Invitation Homes Trust Series 2015-SFR3 Class E, 3.183% 8/17/32 (b)(f)	3,623,000	3,614,720
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.3113% 11/25/36 (f)	274,103	273,387
KeyCorp Student Loan Trust Series 1999-A Class A2, 0.612% 12/27/29 (f)	90,472	90,134
Long Beach Mortgage Loan Trust Series 2003-3 Class M1, 1.312% 7/25/33 (f)	2,459,151	2,338,116
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.162% 7/25/34 (f)	34,085	31,314
Series 2006-FM1 Class A2B, 0.2948% 4/25/37 (f)	197,358	186,616
Series 2006-OPT1 Class A1A, 0.707% 6/25/35 (f)	552,769	535,602
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.867% 8/25/34 (f)	37,283	35,191
Series 2004-NC6 Class M3, 2.362% 7/25/34 (f)	128,869	115,681
Series 2004-NC8 Class M6, 2.062% 9/25/34 (f)	146,264	130,331
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I Trust: - continued
Series 2005-NC1 Class M1, 0.847% 1/25/35 (f)	$ 202,998	$ 192,079
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.697% 9/25/35 (f)	928,000	826,269
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 2.0598% 9/25/34 (f)	346,000	330,917
Class M4, 2.3598% 9/25/34 (f)	444,000	211,726
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.987% 4/25/33 (f)	3,323	3,209
Santander Drive Auto Receivables Trust:
Series 2013-5 Class D, 2.73% 10/15/19	7,909,000	7,975,222
Series 2014-1 Class D, 2.91% 4/15/20	7,746,000	7,835,668
Series 2014-4:
Class C, 2.6% 11/16/20	4,282,000	4,341,871
Class D, 3.1% 11/16/20	7,371,000	7,425,177
Series 2015-1 Class A3, 1.27% 2/15/19	19,806,000	19,809,446
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2359% 6/15/33 (f)	445,806	430,103
Springcastle SPV Series 2014-AA Class A, 2.7% 5/25/23 (b)	9,711,043	9,750,786
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.912% 9/25/34 (f)	28,393	24,947
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.047% 9/25/34 (f)	18,730	16,915
Truman Capital Mortgage Loan Trust:
Series 2014-NPL2 Class A1, 3.125% 6/25/54 (b)	3,183,811	3,171,076
Series 2014-NPL3 Class A1, 3.125% 4/25/53 (b)	5,048,836	5,028,640
Vericrest Opportunity Loan Transferee Series 2014-NPL9 Class A1, 3.375% 11/25/54 (b)	7,673,293	7,667,661
Vericrest Opportunity Loan Trust:
Series 2014-NP10 Class A1, 3.375% 10/25/54 (b)	7,403,108	7,397,188
Series 2014-NPL7 Class A1, 3.375% 8/27/57 (b)	27,471,169	27,488,119
TOTAL ASSET-BACKED SECURITIES (Cost $145,763,002)		143,872,715
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
Granite Master Issuer PLC floater:
Series 2006-4 Class M1, 0.5268% 12/20/54 (f)	515,000	499,550
Series 2007-1:
Class 1M1, 0.4868% 12/20/54 (f)	785,000	758,703
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2007-1: - continued
Class 2M1, 0.6868% 12/20/54 (f)	$ 4,428,000	$ 4,322,614
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7251% 1/20/44 (f)	279,947	279,121
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.397% 5/25/47 (f)	272,106	253,237
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.357% 2/25/37 (f)	424,166	381,368
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.477% 7/25/35 (f)	1,719,579	1,621,152
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.5315% 6/10/35 (b)(f)	134,623	122,848
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2236% 7/20/34 (f)	15,534	15,230
TOTAL PRIVATE SPONSOR		8,253,823
U.S. Government Agency - 0.0%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	1,587,825	1,721,491
Series 1999-57 Class PH, 6.5% 12/25/29	1,303,044	1,500,530
TOTAL U.S. GOVERNMENT AGENCY		3,222,021
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $10,850,059)		11,475,844
Commercial Mortgage Securities - 7.4%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4409% 2/14/43 (f)(g)	1,341,936	19,208
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-3 Class A4, 5.889% 7/10/44	12,863,892	13,249,525
Series 2006-5 Class A2, 5.317% 9/10/47	302,799	302,775
Series 2007-2 Class A4, 5.6132% 4/10/49 (f)	17,013,000	17,798,541
Series 2007-3 Class A3, 5.5756% 6/10/49 (f)	5,622,650	5,618,635
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI:
Class C, 2.28% 5/15/32 (b)(f)	4,902,000	4,894,250
Class D, 3.28% 5/15/32 (b)(f)	3,103,000	3,098,122
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.462% 12/25/33 (b)(f)	21,126	19,026
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2005-3A:
Class A2, 0.587% 11/25/35 (b)(f)	$ 145,913	$ 130,730
Class M2, 0.677% 11/25/35 (b)(f)	31,823	25,909
Class M3, 0.697% 11/25/35 (b)(f)	28,523	22,423
Class M4, 0.787% 11/25/35 (b)(f)	35,594	27,583
Series 2005-4A:
Class A2, 0.577% 1/25/36 (b)(f)	519,583	463,079
Class B1, 1.587% 1/25/36 (b)(f)	20,394	12,474
Class M1, 0.637% 1/25/36 (b)(f)	167,705	136,008
Class M2, 0.657% 1/25/36 (b)(f)	50,160	39,311
Class M3, 0.687% 1/25/36 (b)(f)	73,466	55,738
Class M4, 0.797% 1/25/36 (b)(f)	38,253	28,264
Class M5, 0.837% 1/25/36 (b)(f)	38,253	27,766
Class M6, 0.887% 1/25/36 (b)(f)	40,786	28,305
Series 2006-1:
Class A2, 0.547% 4/25/36 (b)(f)	83,923	74,847
Class M6, 0.827% 4/25/36 (b)(f)	28,249	20,119
Series 2006-2A:
Class M1, 0.497% 7/25/36 (b)(f)	73,359	56,421
Class M2, 0.517% 7/25/36 (b)(f)	51,704	39,057
Class M3, 0.537% 7/25/36 (b)(f)	40,605	29,147
Class M4, 0.607% 7/25/36 (b)(f)	27,341	19,194
Class M5, 0.657% 7/25/36 (b)(f)	33,567	22,500
Series 2006-3A Class M4, 0.617% 10/25/36 (b)(f)	20,569	2,066
Series 2006-4A:
Class A2, 0.457% 12/25/36 (b)(f)	1,217,267	1,043,811
Class M1, 0.477% 12/25/36 (b)(f)	87,903	67,677
Class M2, 0.497% 12/25/36 (b)(f)	55,799	36,639
Class M3, 0.527% 12/25/36 (b)(f)	56,564	31,919
Series 2007-1 Class A2, 0.457% 3/25/37 (b)(f)	226,675	189,858
Series 2007-2A:
Class A1, 0.457% 7/25/37 (b)(f)	960,103	827,187
Class A2, 0.507% 7/25/37 (b)(f)	899,389	740,621
Class M1, 0.557% 7/25/37 (b)(f)	300,997	227,767
Class M2, 0.597% 7/25/37 (b)(f)	115,768	75,427
Class M3, 0.677% 7/25/37 (b)(f)	87,737	35,520
Series 2007-3:
Class A2, 0.477% 7/25/37 (b)(f)	328,648	270,148
Class M1, 0.497% 7/25/37 (b)(f)	171,989	134,535
Class M2, 0.527% 7/25/37 (b)(f)	182,458	126,767
Class M3, 0.557% 7/25/37 (b)(f)	298,737	130,643
Class M4, 0.687% 7/25/37 (b)(f)	468,482	142,747
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2007-3: - continued
Class M5, 0.787% 7/25/37 (b)(f)	$ 217,171	$ 37,471
Series 2007-4A Class M1, 1.1348% 9/25/37 (b)(f)	81,663	15,768
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class A4, 5.537% 10/12/41	3,973,041	4,128,375
C-BASS Trust floater Series 2006-SC1 Class A, 0.4548% 5/25/36 (b)(f)	208,585	199,332
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.186% 12/15/27 (b)(f)	3,067,000	3,058,667
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class D, 3.768% 4/10/28 (b)(f)	6,311,000	6,388,512
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2006-CD3 Class A5, 5.617% 10/15/48	6,147,048	6,373,560
COMM Mortgage Trust pass-thru certificates floater Series 2005-F10A Class J, 1.0355% 4/15/17 (b)(f)	82,454	82,473
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5 Class A3, 5.311% 12/15/39	31,982,846	33,065,306
Series 2007-C3 Class A4, 5.7% 6/15/39 (f)	18,326,170	19,316,809
Series 2007-C5 Class A4, 5.695% 9/15/40 (f)	10,000,000	10,610,950
CSMC Series 2015-TOWN:
Class B, 2.0815% 3/15/17 (b)(f)	1,452,000	1,444,990
Class C, 2.4315% 3/15/17 (b)(f)	1,415,000	1,408,850
Class D, 3.3815% 3/15/17 (b)(f)	2,141,000	2,129,184
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/19 (b)(f)	7,520,000	7,641,501
Class CFX, 3.3822% 12/15/19 (b)(f)	6,312,000	6,297,676
Class DFX, 3.3822% 12/15/19 (b)(f)	5,350,000	5,283,995
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	24,598,449	25,676,697
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	28,000,884	29,438,422
Series 2006-GG7 Class A4, 6.0132% 7/10/38 (f)	10,464,235	10,696,373
GS Mortgage Securities Corp. II Series 2006-GG6 Class A4, 5.553% 4/10/38 (f)	7,728,000	7,771,841
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A1A, 5.547% 11/10/39	2,737,478	2,856,766
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (b)	1,550,000	1,564,266
Class DFX, 4.4065% 11/5/30 (b)	14,762,000	14,942,026
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class E, 0.4655% 11/15/18 (b)(f)	$ 60,746	$ 60,128
Class F, 0.5155% 11/15/18 (b)(f)	163,317	160,470
Class G, 0.5455% 11/15/18 (b)(f)	141,898	138,010
Class H, 0.6855% 11/15/18 (b)(f)	108,791	104,861
Series 2014-BXH:
Class C, 1.8355% 4/15/27 (b)(f)	2,472,000	2,468,270
Class D, 2.4355% 4/15/27 (b)(f)	5,271,000	5,254,460
sequential payer:
Series 2006-CB16 Class A4, 5.552% 5/12/45	2,705,201	2,776,511
Series 2006-CB17 Class A4, 5.429% 12/12/43	5,107,539	5,305,824
Series 2007-CB18 Class A4, 5.44% 6/12/47	18,479,149	19,375,037
Series 2007-LD11 Class A4, 5.7736% 6/15/49 (f)	87,242,206	92,372,658
Series 2006-LDP7 Class A4, 5.905% 4/15/45 (f)	2,633,996	2,693,985
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9033% 7/15/44 (f)	6,434,915	6,880,288
LB-UBS Commercial Mortgage Trust sequential payer Series 2007-C1 Class A4, 5.424% 2/15/40	10,936,858	11,474,317
Merrill Lynch Mortgage Trust Series 2007-C1 Class A4, 5.8368% 6/12/50 (f)	4,610,000	4,872,138
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4 Class A3, 5.172% 12/12/49 (f)	2,274,762	2,364,053
Series 2007-5 Class A4, 5.378% 8/12/48	17,414,310	18,150,936
Series 2007-6 Class A4, 5.485% 3/12/51 (f)	11,060,000	11,686,295
Series 2007-7 Class A4, 5.7472% 6/12/50 (f)	1,091,047	1,162,011
Series 2007-7 Class B, 5.7472% 6/12/50 (f)	562,659	21,048
Morgan Stanley Capital I Trust:
floater Series 2007-XLFA:
Class D, 0.3756% 10/15/20 (b)(f)	431,840	428,703
Class E, 0.4356% 10/15/20 (b)(f)	542,000	533,712
Class F, 0.4856% 10/15/20 (b)(f)	326,000	321,110
Class G, 0.5256% 10/15/20 (b)(f)	402,000	396,073
Class H, 0.6156% 10/15/20 (b)(f)	253,000	244,210
Class J, 0.7615% 10/15/20 (b)(f)	146,169	133,782
Series 2007-HQ12 Class A4, 5.6783% 4/12/49 (f)	4,350,000	4,343,575
Series 2007-IQ14:
Class A4, 5.692% 4/15/49	6,827,000	7,219,853
Class B, 5.7209% 4/15/49 (f)	3,845,000	259,561
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (b)	4,318,386	1,384,876
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust:
floater Series 2006-WL7A:
Class G, 0.5453% 9/15/21 (b)(f)	$ 68,861	$ 67,860
Class J, 0.7853% 9/15/21 (b)(f)	257,000	243,973
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	52,370,182	54,995,599
Series 2007-C31:
Class A4, 5.509% 4/15/47	36,310,000	37,989,192
Class A5, 5.5% 4/15/47	6,261,000	6,655,193
Series 2007-C33 Class A4, 5.9513% 2/15/51 (f)	34,517,078	36,279,555
Series 2007-C31 Class C, 5.672% 4/15/47 (f)	4,335,000	4,233,379
Series 2007-C31A Class A2, 5.421% 4/15/47	207,202	206,974
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $616,658,714)		594,030,579
Municipal Securities - 4.3%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (f)	1,400,000	1,400,000
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	1,130,000	1,586,328
7.3% 10/1/39	9,490,000	13,422,846
7.55% 4/1/39	34,995,000	50,587,722
7.6% 11/1/40	1,975,000	2,885,831
7.625% 3/1/40	33,065,000	48,427,991
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2010 C1, 7.781% 1/1/35	1,575,000	1,647,482
Series 2012 B, 5.432% 1/1/42	5,545,000	4,582,554
6.314% 1/1/44	36,730,000	32,581,714
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	4,325,000	4,443,073
4.95% 6/1/23	7,945,000	8,032,474
5.1% 6/1/33	99,540,000	92,766,303
Series 2010 5, 6.2% 7/1/21	3,160,000	3,401,614
Series 2010-1, 6.63% 2/1/35	19,115,000	19,901,582
Series 2010-3:
6.725% 4/1/35	16,145,000	17,110,632
7.35% 7/1/35	8,115,000	8,982,737
Series 2011:
5.365% 3/1/17	250,000	260,938
Municipal Securities - continued
	Principal Amount	Value
Illinois Gen. Oblig.: - continued
Series 2011: - continued
5.665% 3/1/18	$ 5,330,000	$ 5,702,780
5.877% 3/1/19	14,150,000	15,257,945
Series 2013:
1.84% 12/1/16	5,060,000	5,064,453
3.6% 12/1/19	4,360,000	4,298,568
TOTAL MUNICIPAL SECURITIES (Cost $360,923,134)		342,345,567
Foreign Government and Government Agency Obligations - 0.7%

Brazilian Federative Republic 4.875% 1/22/21	15,000,000	15,675,000
United Mexican States 3.5% 1/21/21	40,137,000	40,939,740
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $56,432,635)		56,614,740
Supranational Obligations - 0.1%

KeyBank NA 1.7% 6/1/18 (Cost $3,646,163)	3,650,000	3,647,952
Bank Notes - 0.5%

Discover Bank:
(Delaware) 3.2% 8/9/21	11,512,000	11,338,411
3.1% 6/4/20	10,724,000	10,703,828
KeyBank NA 2.25% 3/16/20	20,000,000	19,813,080
TOTAL BANK NOTES (Cost $42,174,851)		41,855,319
Money Market Funds - 5.5%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (a) (Cost $436,794,878)	436,794,878	$ 436,794,878
TOTAL INVESTMENT PORTFOLIO - 107.4% (Cost $8,615,898,908)		8,575,915,091
NET OTHER ASSETS (LIABILITIES) - (7.4)%		(593,404,943)
NET ASSETS - 100%		$ 7,982,510,148
TBA Sale Commitments
	Principal Amount
Fannie Mae
3% 7/1/45	$ (101,100,000)	(100,499,719)
4% 7/1/45	(16,100,000)	(17,035,812)
4% 7/1/45	(20,000,000)	(21,162,500)
4.5% 7/1/45	(6,500,000)	(7,021,524)
TOTAL FANNIE MAE		(145,719,555)
Freddie Mac
3.5% 7/1/45	(22,000,000)	(22,591,250)
Ginnie Mae
4% 7/1/45	(11,000,000)	(11,643,671)
4% 7/1/45	(10,300,000)	(10,902,711)
4% 7/1/45	(10,300,000)	(10,902,711)
TOTAL GINNIE MAE		(33,449,093)
TOTAL TBA SALE COMMITMENTS (Proceeds $202,616,586)		$ (201,759,898)
Swaps
Credit Default Swaps
Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount (2)	Value (1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Sell Protection
Countrywide Home Loans Inc Series 2003-BC1 Class B1	Ca	Apr. 2032	Merrill Lynch International	4.29%	$ 8,098	$ (990)	$ 0	$ (990)
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch International	4.60%	84,470	(18,831)	0	(18,831)
TOTAL CREDIT DEFAULT SWAPS						$ (19,821)	$ 0	$ (19,821)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $674,365,451 or 8.4% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security has been segregated as collateral for open bilateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $273,584.

(e) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $1,293,218.

(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 446,333
Other Information

The following is a summary of the inputs used, as of June 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 3,803,047,974	$ -	$ 3,803,047,974	$ -
U.S. Government and Government Agency Obligations	1,384,796,958	-	1,384,796,958	-
U.S. Government Agency - Mortgage Securities	1,757,432,565	-	1,757,432,565	-
Asset-Backed Securities	143,872,715	-	142,175,582	1,697,133
Collateralized Mortgage Obligations	11,475,844	-	11,475,844	-
Commercial Mortgage Securities	594,030,579	-	592,509,855	1,520,724
Municipal Securities	342,345,567	-	342,345,567	-
Foreign Government and Government Agency Obligations	56,614,740	-	56,614,740	-
Supranational Obligations	3,647,952	-	3,647,952	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Bank Notes	$ 41,855,319	$ -	$ 41,855,319	$ -
Money Market Funds	436,794,878	436,794,878	-	-
Total Investments in Securities:	$ 8,575,915,091	$ 436,794,878	$ 8,135,902,356	$ 3,217,857
Derivative Instruments:
Liabilities
Swaps	$ (19,821)	$ -	$ (19,821)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (201,759,898)	$ -	$ (201,759,898)	$ -
Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $8,614,630,748. Net unrealized depreciation aggregated $38,715,657, of which $96,007,204 related to appreciated investment securities and $134,722,861 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 31, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 31, 2015